Condensed Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash provided by operating activities	$ (369,452)	$ (1,576,129)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(1,051,575)	(4,138,945)
Purchase of intangible assets	(19,897)	(177,539)
Disposal of property and equipment	6,635	1,483
Purchase of long-term investments	(257,839)	(76,605)
Disposal (Purchase) of short-term investments	60,994	(62,293)
Net cash used in investing activities	(1,261,681)	(4,453,899)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from bank borrowings	52,598,938	41,610,136
Repayments of bank borrowings	(49,244,300)	(37,898,778)
Buy back treasury shares	(38,754)
Net cash used in financing activities	3,315,884	3,711,358
Effect of foreign exchange rate on cash, cash equivalents and restricted cash	351,716	(1,684,859)
Net increase in cash and cash equivalents	2,036,466	(4,003,529)
Cash, cash equivalents and restricted cash at the beginning of period	5,302,199	9,305,728
Cash, cash equivalents and restricted cash at the end of period	7,338,665	5,302,199
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest expenses paid	657,053	506,009
Income taxes paid	295,400	466,127
Right of use assets obtained in exchange for operating lease obligations	$ 2,790,155	$ 1,107,424